Summary of Significant Accounting Policies (Tables)	6 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Lives, Property and Equipment, Net	Estimated useful lives are as follows, taking into account the assets’ estimated residual value:
Category	Estimated useful lives
Electronic equipment	3 years

Schedule of Estimated Useful Lives, Intangible Assets	Estimated useful lives are as follows:
Category	Estimated useful lives
Digital assets	5 years

Schedule of Currency Exchange Rates	The following table outlines the currency exchange rates that were used in preparing the unaudited CFS:
	As of December 31, 2025	As of June 30, 2025	Six Months Ended December 31, 2025	Six Months Ended December 31, 2024
Foreign currency	Balance Sheet	Balance Sheet	Profits/Loss	Profits/Loss
RMB:USD1	7.0288	7.1586	7.1048	7.1373